As Filed with the Securities and Exchange Commission on March 2, 1998
                                            Registration No. 333-29811
                                                             811-08269
===========================================================================
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C.  20549

                                 FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

              Pre-Effective Amendment No.                 [ ]

              Post-Effective Amendment No.   4             [X]

                                   and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

              Amendment No.   5                           [X]

                            Variable Account  J
                        (Exact Name of Registrant)

                 Liberty Life Assurance Company of Boston
                            (Name of Depositor)

             175 Berkeley Street,  Boston, Massachusetts 02117
     (Address of Depositor's Principal Executive Offices)  (Zip Code)

     Depositor's Telephone Number, including Area Code:  617-357-9500

                            Lee W. Rabkin, Esq.
                 Liberty Life Assurance Company of Boston
                            175 Berkeley Street
                             Boston, MA 02117
                  (Name and Address of Agent for Service)

                                Copies to:
   James J. Klopper, Esq.               Joan E. Boros, Esq.
   Keyport Life Insurance Company  and  Jorden Burt Boros Cicchetti
   125 High Street, 13th Floor            Berensen & Johnson LLP
   Boston, MA 02110                     1025 Thomas Jefferson Street, N.W.
                                        Washington, DC 20007

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective:
( ) immediately upon filing pursuant to paragraph (b) of Rule 485
( ) on [date] pursuant to paragraph (b) of Rule 485
(X) 60 days after filing pursuant to paragraph (a)(1) of Rule 485
( ) on [date] pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: Variable Portion of the Contracts Funded Through the Separate Account.







                                SIGNATURES





                                SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf, in the City of Boston and Commonwealth of Massachusetts, on this 2nd day of March, 1998.


                                              Variable Account J
                                              (Registrant)


                              BY: Liberty Life Assurance Company of Boston
                                               (Depositor)



                                BY:  /s/Elliot J. Williams
                                    Elliot J. Williams, Treasurer






As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/GARY L. COUNTRYMAN*              /s/EDMUND F. KELLY*
GARY L. COUNTRYMAN                  EDMUND F. KELLY
Chairman of the Board               President

/s/J. PAUL CONDRIN,III*            /s/ELLIOT J. WILLIAMS    03/2/98
J. PAUL CONDRIN, III                ELLIOT J. WILLIAMS       Date
Director                            Treasurer

/s/JOHN B. CONNERS*
JOHN B. CONNERS
Director

/s/A. ALEXANDER FONTANES*
A. ALEXANDER FONTANES
Director

/s/EDMUND F. KELLY*
EDMUND F. KELLY
Director

/s/CHRISTOPHER C. MANSFIELD*
CHRISTOPHER C. MANSFIELD
Director
                                 *BY:  /s/ELLIOT J. WILLIAMS     03/2/98
/s/JEAN M. SCARROW*                    Elliot J. Williams        Date
JEAN M. SCARROW                        Attorney-in-Fact
Director

/s/MORTON E. SPITZER*
MORTON E. SPITZER
Director




*Elliot J. Williams has signed this document on the indicated date on behalf of each of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and included as Exhibit 16 in the Registration Statement (Files No. 333-29811; 811-08269) filed on or about June 18, 1997.